Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss
2024	$2,042,656	$4,395,802	$999,328	$1,825,834	$57.65	$(18,435,000)
2023	$1,838,126	$2,400,949	$879,814	$1,073,253	$34.84	$(19,790,000)
2022	$1,770,893	$(3,092,478)	$852,411	$(788,309)	$30.91	$(17,441,000)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Scott Bibaud, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Bibaud during the applicable year, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely Francis Laurencio and Robert Mears, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
(5)	Reflects the cumulative shareholder return, computed in accordance with SEC rules, as of the end of each fiscal year assuming an investment of $100 in our common shares at a price per share equal to $20.12, the closing price of our common stock on December 31, 2021.

PEO Total Compensation Amount	$ 2,042,656	$ 1,838,126	$ 1,770,893
PEO Actually Paid Compensation Amount	$ 4,395,802	2,400,949	(3,092,478)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2024	$2,042,656	$(1,307,822)	$2,021,005	$1,331,942	$158,038	$149,983	$4,395,802
2023	$1,838,126	$(1,201,625)	$1,051,933	$251,309	$254,438	$206,768	$2,400,949
2022	$1,770,893	$(1,228,740)	$375,478	$(2,552,513)	$161,058	$(1,618,654)	$(3,092,478)

___________

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	$ 999,328	879,814	852,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,825,834	1,073,253	(788,309)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs

2024	$999,328	$(502,578)	$770,476	456,147	$61,105	$41,356	$1,825,834
2023	$879,814	$(440,565)	$385,230	87,282	$93,105	$68,387	$1,073,253
2022	$852,411	$(469,995)	$145,554	(823,192)	$61,861	$(554,948)	$(788,309)

___________

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Our “total shareholder return,” as set forth in the above table, during the three-year period ended December 31, 2024 decreased by 42% compared to (a) a 242% increase in “compensation actually paid” to our CEO from $(3,092,478) in 2022 to $4,395,802 in 2024 and (b) a 332% increase in average “compensation actually paid” to our non-CEO NEOs from $(788,309) in 2022 to $1,825,834 in 2024.
Compensation Actually Paid vs. Net Income [Text Block]	Our net loss during the three-year period ended December 31, 2024 increased by 6%, from $(17,441,000) in 2022 to $(18,435,000) in 2024 compared to the aforementioned increases in “compensation actually paid” to our CEO and non-CEO NEOs.
Total Shareholder Return Amount	$ 57.65	34.84	30.91
Net Income (Loss) Attributable to Parent	$ (18,435,000)	$ (19,790,000)	$ (17,441,000)
PEO Name	Scott Bibaud	Scott Bibaud	Scott Bibaud
PEO [Member] | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,307,822)	$ (1,201,625)	$ (1,228,740)
PEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,021,005	1,051,933	375,478
PEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,331,942	251,309	(2,552,513)
PEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,038	254,438	161,058
PEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,983	206,768	(1,618,654)
Non-PEO NEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	770,476	385,230	145,554
Non-PEO NEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	456,147	87,282	(823,192)
Non-PEO NEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,105	93,105	61,861
Non-PEO NEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,356	68,387	(554,948)
Non-PEO NEO [Member] | Reported Value of Equity Awards for Non-CEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (502,578)	$ (440,565)	$ (469,995)